UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-07094



Name of Fund: The BlackRock New York Insured Municipal 2008 Term Trust Inc.

(BLN)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

The BlackRock New York Insured

Municipal 2008 Term Trust Inc., 40 East 52(nd) Street, New York City, NY 10022.





Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



The BlackRock New York Insured Municipal 2008 Term Trust Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

The BlackRock New York Insured Municipal 2008 Term Trust Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07094
Reporting Period: 07/01/2008 - 06/30/2009
The BlackRock New York Insured Municipal 2008 Term Trust Inc.









=========== THE BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST ===========
===========                           INC.                           ===========


BLACKROCK CORPORATE HIGH YIELD FUND VI INC

Ticker:       HYT            Security ID:  09255P107
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management
1.6   Elect  Director Richard S. Davis        For       For          Management
1.7   Elect  Director Frank J. Fabozzi        For       For          Management
1.8   Elect  Director James T. Flynn          For       For          Management
1.9   Elect  Director Karen P. Robards        For       For          Management
1.10  Elect  Director Richard E. Cavanagh     For       For          Management
1.11  Elect  Director Kathleen F. Feldstein   For       For          Management
1.12  Elect  Director Henry Gabbay            For       For          Management
1.13  Elect  Director Jerrold B. Harris       For       For          Management


--------------------------------------------------------------------------------

BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK GLOBAL ENERGY AND RESOURCES TRUST

Ticker:       BGR            Security ID:  09250U101
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK GLOBAL FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker:       BGY            Security ID:  092524107
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK LIMITED DURATION INCOME TRUST

Ticker:       BLW            Security ID:  09249W101
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK PREFERRED INCOME STRATEGIES FUND INC

Ticker:       PSY            Security ID:  09255H105
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management
1.5   Elect  Director Richard S. Davis        For       For          Management
1.6   Elect  Director James T. Flynn          For       For          Management
1.7   Elect  Director Karen P. Robards        For       For          Management
1.8   Elect  Director Richard E. Cavanagh     For       For          Management
1.9   Elect  Director Kathleen F. Feldstein   For       For          Management
1.10  Elect  Director Henry Gabbay            For       For          Management
1.11  Elect  Director Jerrold B. Harris       For       For          Management

========== END NPX REPORT